Debt and Capital Lease Obligations - Debt (Details) - USD ($)		12 Months Ended
	Jun. 12, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 27, 2016	Jun. 01, 2011
Debt and capital lease obligations
Outstanding principal balance		$ 3,358,179,000	$ 1,859,527,000
Loss from partial redemption of debt		0	5,044,000	$ 0
Payments of debt issuance costs		(7,097,000)	0	0
Amortization of debt issuance costs		$ 6,551,000	6,042,000	$ 5,813,000
6 1/2% Senior Secured Notes due 2019
Debt and capital lease obligations
Interest rate		6.50%
2026 Notes
Debt and capital lease obligations
Payments of debt issuance costs		$ (7,100,000)
Maximum additional interest payment requirement, per week		0.025%
Senior Secured Notes: | 6 1/2% Senior Secured Notes due 2019
Debt and capital lease obligations
Principal amount of debt issuance						$ 1,100,000,000.00
Interest rate		6.50%
Issue price as percent of principal amount						100.00%
Outstanding principal balance		$ 990,000,000	990,000,000
Debt redemption price as a percentage of the principal amount		100.00%
Debt redeemed	$ 110,000,000
Redemption price as percent of principal	103.00%
Loss from partial redemption of debt	$ 5,000,000
Redemption premium	3,300,000
Write off of deferred financing fees	$ 1,700,000
Purchase price as a percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control		101.00%
Percent of debt holders required to call debt		25.00%
Senior Secured Notes: | 5 1/4% Senior Secured Notes due 2026
Debt and capital lease obligations
Principal amount of debt issuance					$ 750,000,000
Interest rate		5.25%
Issue price as percent of principal amount					100.00%
Outstanding principal balance		$ 750,000,000	0
Debt redemption price as a percentage of the principal amount		100.00%
Purchase price as a percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control		101.00%
Percent of debt holders required to call debt		25.00%
Senior Secured Notes: | Prior to August 1, 2020 | 5 1/4% Senior Secured Notes due 2026
Debt and capital lease obligations
Debt redemption price as a percentage of the principal amount		103.00%
Potential annual redemption, as a percentage of amount outstanding		10.00%
Senior Secured Notes: | Prior to August 1, 2019 | 5 1/4% Senior Secured Notes due 2026
Debt and capital lease obligations
Debt redemption price as a percentage of the principal amount		105.25%
Potential redemption as a percentage of principal		35.00%
Senior Unsecured Notes: | 7 5/8% Senior Unsecured Notes due 2021
Debt and capital lease obligations
Principal amount of debt issuance						$ 900,000,000.0
Interest rate		7.625%
Issue price as percent of principal amount						100.00%
Outstanding principal balance		$ 900,000,000	900,000,000
Debt redemption price as a percentage of the principal amount		100.00%
Purchase price as a percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control		101.00%
Percent of debt holders required to call debt		25.00%
Senior Unsecured Notes: | 6 5/8% Senior Unsecured Notes due 2026
Debt and capital lease obligations
Principal amount of debt issuance					$ 750,000,000
Interest rate		6.625%
Issue price as percent of principal amount					100.00%
Outstanding principal balance		$ 750,000,000	$ 0
Debt redemption price as a percentage of the principal amount		100.00%
Purchase price as a percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control		101.00%
Percent of debt holders required to call debt		25.00%
Senior Unsecured Notes: | Prior to August 1, 2019 | 6 5/8% Senior Unsecured Notes due 2026
Debt and capital lease obligations
Debt redemption price as a percentage of the principal amount		106.625%
Potential redemption as a percentage of principal		35.00%